Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic					$ (2,384,802)	$ (1,430,872)
Foreign
Total Net loss					(2,384,802)	(1,430,872)
Current
Federal
State
Foreign
Total Current
Deferred
Federal					(590,371)	(270,482)
State					(112,452)	(51,521)
Foreign
Total Deferred					(702,823)	(322,003)
Less Increase in Allowance					702,823	322,003
Total Income Tax Provision